Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs. The 2019 Notes, the 2022 Notes, the 2022 Logistics Senior Notes and the Navios Logistics loan are fixed rate borrowings and their fair value was determined based on quoted market prices.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value.
Loan receivable from affiliate companies: The carrying amount of the floating rate loan approximates its fair value.
Long-term payable to affiliate companies: The carrying amount of the long-term payable approximates its fair value.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the consolidated balance sheets represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive (loss)/income. As of June 30, 2016, investments in available-for-sale securities are presented under the caption “Prepaid expenses and other current assets”, as the Company sold the securities during the third quarter of 2016.

       The estimated fair values of the Company's financial instruments are as follows:

	June 30, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$140,529	$140,529	$163,412	$163,412
Restricted cash	$2,671	$2,671	$13,480	$13,480
Investments in available-for-sale-securities	$5,303	$5,303	$5,173	$5,173
Loan receivable from affiliate companies	$21,827	$21,827	$16,474	$16,474
Capital lease obligations, including current portion	$(18,555)	$(18,555)	$(20,649)	$(20,649)
Senior and ship mortgage notes, net	$(1,352,860)	$(692,238)	$(1,350,941)	$(735,002)
Long-term debt, including current portion	$(276,036)	$(279,476)	$(230,367)	$(233,526)
Long term payable to affiliate companies	$(6,430)	$(6,430)	$—	$—

The following tables set forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of June 30, 2016
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,303	$5,303	$—	$—
Total	$5,303	$5,303	$—	$—
	Fair Value Measurements as of December 31, 2015
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,173	$5,173	$—	$—
Total	$5,173	$5,173	$—	$—

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable.

	Fair Value Measurements at June 30, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$140,529	$140,529	$—	$—
Restricted cash	$2,671	$2,671	$—	$—
Loan receivable from affiliate companies(2)	$21,827	$—	$21,827	$—
Capital lease obligations, including current portion(1)	$(18,555)	$—	$(18,555)	$—
Senior and ship mortgage notes	$(692,238)	$(692,238)	$—	$—
Long-term debt, including current portion(1)	$(279,476)	$—	$(279,476)	$—
Long term payable to affiliate companies (2)	$(6,430)	$—	$(6,430)	$—

	Fair Value Measurements at December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$163,412	$163,412	$—	$—
Restricted cash	$13,480	$13,480	$—	$—
Loan receivable from affiliate companies(2)	$16,474	$—	$16,474	$—
Capital lease obligations, including current portion(1)	$(20,649)	$—	$(20,649)	$—
Senior and ship mortgage notes	$(735,002)	$(735,002)	$—	$—
Long-term debt, including current portion(1)	$(233,526)	$—	$(233,526)	$—

(1	)The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.